Warrants (Details) - Schedule of warrants outstanding - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of warrants outstanding [Abstract]
Outstanding of warrants, beginning balance	2,045,315	1,771,192
Granted	150,000	274,123
Terminated	(126,532)
Exercised	(834,544)	0
Outstanding of warrants, ending balance	1,234,239	2,045,315